Aptus Defined Risk ETF
Schedule of Investments
July 31, 2020 (Unaudited)
Shares	Security Description		Value
	EXCHANGE TRADED FUNDS - 90.8% (a)
2,274,180	Invesco BulletShares 2020 Corporate Bond ETF		$48,280,841
2,170,000	Invesco BulletShares 2021 Corporate Bond ETF		46,416,300
1,831,513	iShares iBonds Dec 2021 Term Corporate ETF		46,025,922
1,889,196	iShares iBonds Dec 2022 Term Corporate ETF		48,514,553
2,127,533	iShares iBonds Dec 2023 Term Corporate ETF		55,932,843
1,741,037	iShares iBonds Dec 2024 Term Corporate ETF		46,259,353
1,887,714	iShares iBonds Dec 2025 Term Corporate ETF		51,345,821
	TOTAL EXCHANGE TRADED FUNDS (Cost $337,001,174)		342,775,633

Contracts		Notional Amount
	PURCHASED OPTIONS (b) - 5.9%
	Call Options - 5.2%
550	Adobe, Inc. Expiration: 09/18/2020, Exercise Price: $465.00	24,437,600	1,014,750
160	Alphabet, Inc. - Class A, Expiration: 09/18/2020, Exercise Price: $1,490.00	23,807,200	1,216,000
67	Amazon.com, Inc., Expiration: 10/16/2020, Exercise Price: $3,300	21,203,356	1,043,357
720	American Tower Corporation, Expiration: 10/16/2020, Exercise Price: $260.00	18,820,080	1,040,400
665	Apple, Inc., Expiration: 10/16/2020, Exercise Price: $430.00	28,265,160	1,416,450
240	AutoZone, Inc., Expiration: 09/18/2020, Exercise Price: $1,180.00	28,978,080	1,494,000
870	Costco Wholesale Corporation, Expiration: 10/16/2020, Exercise Price: $330.00	28,321,110	991,800
825	Facebook, Inc. - Class A, Expiration: 10/16/2020, Exercise Price: $260.00	20,927,775	981,750
360	Intuitive Surgical, Inc., Expiration: 10/16/2020, Exercise Price: $700.00	24,675,840	1,229,400
2,000	JP Morgan Chase & Company, Expiration: 09/18/2020, Exercise Price: $95.00	19,328,000	1,090,000
650	Lockheed Martin Corporation, Expiration: 09/18/2020, Exercise Price: $375.00	24,633,050	988,000
700	Mastercard, Inc., Expiration: 10/16/2020, Exercise Price: $310.00	21,597,100	1,099,000
1,040	Microsoft Corporation, Expiration: 10/16/2020, Exercise Price: $205.00	21,321,040	1,149,200
920	NextEra Energy, Inc., Expiration: 09/18/2020, Exercise Price: $280.00	25,824,400	1,012,000
500	NVIDIA Corporation, Expiration: 10/16/2020, Exercise Price: $450.00	21,229,500	1,327,500
410	Sherwin-Williams Company, Expiration: 09/18/2020, Exercise Price: $620.00	26,564,720	1,734,300
1,010	UnitedHealth Group, Inc., Expiration: 09/18/2020, Exercise Price: $310.00	30,580,780	896,375
			19,724,282
	Put Options - 0.7%
800	Invesco QQQ Trust Series 1, Expiration: 09/18/2020, Exercise Price: $262.00	21,263,200	679,200
201	S&P 500 Index, Expiration: 09/18/2020, Exercise Price: $3,225.00	65,749,512	1,714,530
			2,393,730
	TOTAL PURCHASED OPTIONS (Cost $22,662,162)		22,118,012

	Total Investments (Cost $359,663,336) - 96.7%		364,893,645
	Other Assets in Excess of Liabilities - 3.3%		12,549,419
	TOTAL NET ASSETS - 100.0%		$377,443,064

	Percentages are stated as a percent of net assets.
	(a)	The risks of investing in investment companies, such as the underlying ETFs, typically reflect the risks of the types of investments in which the investment companies invest.
	(b) Exchange traded.

Summary of Fair Value Disclosure at July 31, 2020 (Unaudited)

The Fund utilizes various methods to measure fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in marketplace, liquidity of markets, and other characteristics particular to security.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2020:

Aptus Defined Risk ETF
Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$342,775,633	$-	$-	$342,775,633
Purchased Options	-	22,118,012	-	22,118,012
Total Investments in Securities	$342,775,633	$22,118,012	$-	$364,893,645

^ See Schedule of Investments for further disaggregation of investment categories and contract type.
For the period ended July 31, 2020, the Fund did not recognize any transfers to or from Level 3.